Customer Deposits - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Deposits [Abstract]
Interest Expense Foreign Deposit Liabilities, Notice of Withdrawal	$ 22	$ 0	$ 43	$ 0
Interest Expense Foreign Deposit Liabilities, Time Deposit	4	0	10	0
Interest Expense Foreign Deposit Liabilities, Savings	26	0	54	0
Interest Expense, Foreign Deposits	$ 52	$ 0	$ 107	$ 0